NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY	9 Months Ended
Sep. 30, 2021
New Standards, Interpretations and Amendments Adopted by the Company [Abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY

2.NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY

The significant accounting policies used in preparing these Interim Financial Statements are consistent with the accounting policies and computation methods applied in the audited consolidated financial statements for the year ended December 31, 2020.

Other new and amended standards and interpretations issued by the IASB applicable for periods within the current annual reporting year are not expected to impact Titan as they are either not relevant to Titan’s activities or apply to accounting standards which are consistent with Titan’s current accounting policies.